Consolidated Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information
	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
2020
Total interest income	$11,785	$11,399	$11,574	$11,415
Total interest expense	1,781	1,604	1,492	1,314
Net interest income	10,004	9,795	10,082	10,101
Provision for loan losses	3,846	(393)	(2)	(471)
Noninterest income	4,442	2,249	2,434	2,313
Noninterest expense	9,519	9,602	9,891	7,121
Net income	1,002	2,263	2,294	4,700

Earnings per share	$0.21	$0.47	$0.48	$0.98

2019
Total interest income	$13,058	$12,483	$12,521	$12,255
Total interest expense	1,671	1,830	1,895	1,869
Net interest income	11,387	10,653	10,626	10,386
Provision for loan losses	2,377	(806)	444	(1,015)
Noninterest income	1,846	2,003	2,107	3,210
Noninterest expense	9,568	9,791	9,738	10,401
Net income	1,193	3,079	2,137	3,498

Earnings per share	$0.25	$0.65	$0.45	$0.73